Fair Value Measurements	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements
17.
Fair Value Measurements

The fair value hierarchy of financial instruments measured at fair value as of December 31, 2022 is provided below.

	Level 1	Level 2	Level 3
Financial assets measured at fair value:
Derivative financial asset		17,321
	$—	17,321	$—

Financial liabilities measured at fair value:
Contingent consideration payable			$27,146
Warrant liabilities	3,094
Liability for share-based compensation (1)			16,342
	3,094	$—	43,488

The fair value hierarchy of financial instruments measured at fair value as of December 31, 2021 is provided below.

	Level 1	Level 2	Level 3
Financial assets measured at fair value:
Contingent consideration receivable	$—	$—	$2,842
	$—	$—	$2,842

Financial liabilities measured at fair value:
Contingent consideration payable (2)	$—	$—	$29,689
Warrant liabilities (3)	32,275	3,300	—
Liability for shared-based compensation	—	—	10,024
	$32,275	$3,300	$39,713

(1)
Liability for share-based compensation relates to the share-based compensation awards modified in connection with the Transaction (Note 2) and certain performance awards to be issued in a variable number of shares (Note 16).
(2)
Excludes deferred consideration payable of $1,126 which is not a Level 3 financial instrument. The carrying value of deferred consideration payable approximates fair value.
(3)
Level 2 warrant liabilities represent the fair value of private warrants which is estimated using the price of the Company's public warrants.

There were no transfers between levels during the years ended December 31, 2022, 2021 and 2020 A reconciliation of the movements in level 3 financial instruments in the year are shown in Note 2 and 16 as it relates to Liability for share-based compensation, Note 12 as it relates to Contingent consideration payable and Note 13 as it relates to Contingent consideration receivable.

The valuation techniques and significant unobservable inputs used in determining the fair value measurement of Level 3 financial instruments is set out in the table below. Other than this input, a reasonably possible change in one or more of the unobservable inputs listed below would not materially change the fair value of financial instruments listed below.

Financial instrument	Valuation technique used	Significant unobservable inputs
Contingent consideration payable	Discounted cashflow	Discount rate of 7%
Liability for share-based compensation	Market and income approach	Discount rate of 16.5%

The Company considers that the carrying value of cash and cash equivalents, customer accounts and other restricted cash, accounts receivable, settlement receivables, prepaid expenses and other assets, related party receivables, accounts payable and other liabilities, and liabilities to customers and merchants approximate fair value given the short-term nature of these items. At December 31, 2022, the fair value of debt was $2,367,129 (a Level 2 measurement) based on market yields for similar debt facilities and observable trading data related to the Company’s debt securities.